Schedule of Investments (unaudited)	iShares® U.S. Healthcare ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 17.3%
AbbVie Inc.	934,813	$95,799,636
ACADIA Pharmaceuticals Inc.(a)	61,206	2,940,948
Acceleron Pharma Inc.(a)	27,756	3,206,651
Agios Pharmaceuticals Inc.(a)	30,539	1,434,417
Alexion Pharmaceuticals Inc.(a)	115,878	17,767,574
Alkermes PLC(a)	84,381	1,771,157
Allogene Therapeutics Inc.(a)	34,637	1,201,904
Alnylam Pharmaceuticals Inc.(a)	61,481	9,251,661
Amgen Inc.	308,257	74,422,488
Biogen Inc.(a)	81,480	23,027,063
BioMarin Pharmaceutical Inc.(a)	96,176	7,961,449
Bluebird Bio Inc.(a)(b)	34,938	1,556,488
Blueprint Medicines Corp.(a)	29,413	2,845,708
Emergent BioSolutions Inc.(a)(b)	23,950	2,559,057
Exact Sciences Corp.(a)	84,206	11,549,695
Exelixis Inc.(a)	163,880	3,639,775
FibroGen Inc.(a)(b)	44,256	2,132,254
Gilead Sciences Inc.	663,739	43,541,278
Incyte Corp.(a)	98,543	8,844,234
Ionis Pharmaceuticals Inc.(a)	73,949	4,442,116
Moderna Inc.(a)	159,241	27,574,172
Neurocrine Biosciences Inc.(a)	49,406	5,422,308
Novavax Inc.(a)	31,011	6,851,570
Regeneron Pharmaceuticals Inc.(a)	55,521	27,973,701
Sarepta Therapeutics Inc.(a)	41,789	3,735,937
Seagen Inc.(a)	66,830	10,978,164
Ultragenyx Pharmaceutical Inc.(a)	32,928	4,563,492
United Therapeutics Corp.(a)	23,529	3,854,521
Vertex Pharmaceuticals Inc.(a)	137,689	31,541,796
Vir Biotechnology Inc.(a)	34,498	2,226,501
		444,617,715
Health Care Equipment & Supplies — 27.1%
Abbott Laboratories	938,635	116,005,900
ABIOMED Inc.(a)	23,908	8,325,961
Align Technology Inc.(a)	38,009	19,969,168
Baxter International Inc.	270,476	20,780,671
Becton Dickinson and Co.	153,570	40,203,090
Boston Scientific Corp.(a)	758,463	26,879,929
Cooper Companies Inc. (The)	25,967	9,453,027
Danaher Corp.	334,719	79,609,567
DENTSPLY SIRONA Inc.	115,892	6,199,063
DexCom Inc.(a)	50,847	19,059,998
Edwards Lifesciences Corp.(a)	330,008	27,252,061
Globus Medical Inc., Class A(a)	40,104	2,474,016
Haemonetics Corp.(a)(b)	26,884	3,072,572
Hill-Rom Holdings Inc.	35,208	3,381,376
Hologic Inc.(a)	136,086	10,850,137
ICU Medical Inc.(a)	10,311	2,108,393
IDEXX Laboratories Inc.(a)	45,166	21,620,061
Insulet Corp.(a)	34,909	9,326,987
Integra LifeSciences Holdings Corp.(a)	37,640	2,485,745
Intuitive Surgical Inc.(a)	62,245	46,536,852
Masimo Corp.(a)	26,821	6,864,030
Medtronic PLC.	712,627	79,336,764
Neogen Corp.(a)	28,126	2,274,550
Novocure Ltd.(a)	44,738	7,201,028
NuVasive Inc.(a)	27,124	1,457,644
Penumbra Inc.(a)	17,898	4,672,989
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.(a)	20,309	$5,096,950
ResMed Inc.	76,801	15,480,777
STERIS PLC	45,090	8,436,790
Stryker Corp.	173,113	38,259,704
Tandem Diabetes Care Inc.(a)	32,932	3,051,150
Teleflex Inc.	24,660	9,312,356
Varian Medical Systems Inc.(a)	48,312	8,482,138
West Pharmaceutical Services Inc.	39,146	11,723,835
Zimmer Biomet Holdings Inc.	109,754	16,865,897
		694,111,176
Health Care Providers & Services — 18.0%
1Life Healthcare Inc.(a)	40,145	2,031,337
Acadia Healthcare Co. Inc.(a)	47,004	2,382,163
Amedisys Inc.(a)	17,373	4,991,437
Anthem Inc.	131,688	39,108,702
Centene Corp.(a)	307,202	18,524,281
Chemed Corp.	8,426	4,363,825
Cigna Corp.	191,290	41,519,494
Covetrus Inc.(a)	52,088	1,774,638
CVS Health Corp.	693,066	49,658,179
DaVita Inc.(a)	39,140	4,593,862
Encompass Health Corp.	52,654	4,233,382
Guardant Health Inc.(a)	44,995	6,996,723
HCA Healthcare Inc.	139,781	22,711,617
HealthEquity Inc.(a)(b)	40,508	3,384,443
Henry Schein Inc.(a)	75,652	4,981,684
Humana Inc.	70,135	26,869,420
Laboratory Corp. of America Holdings(a)	51,636	11,819,997
LHC Group Inc.(a)	16,817	3,350,283
McKesson Corp.	85,018	14,833,090
Molina Healthcare Inc.(a)(b)	31,399	6,707,140
Oak Street Health Inc.(a)	8,926	462,992
Premier Inc., Class A	37,631	1,274,562
Quest Diagnostics Inc.	71,200	9,195,480
Tenet Healthcare Corp.(a)	55,690	2,632,466
UnitedHealth Group Inc.	502,398	167,589,925
Universal Health Services Inc., Class B	41,180	5,134,322
		461,125,444
Health Care Technology — 0.7%
Teladoc Health Inc.(a)	65,243	17,213,061

Life Sciences Tools & Services — 9.9%
10X Genomics Inc., Class A(a)	36,076	6,174,407
Agilent Technologies Inc.	162,026	19,470,664
Avantor Inc.(a)(b)	273,372	8,061,740
Berkeley Lights Inc.(a)	4,431	319,032
Bio-Rad Laboratories Inc., Class A(a)	11,397	6,539,257
Bio-Techne Corp.	20,445	6,642,785
Bruker Corp.	54,321	3,144,643
Charles River Laboratories International Inc.(a)	26,352	6,826,486
Illumina Inc.(a)	77,307	32,966,797
IQVIA Holdings Inc.(a)	101,542	18,054,168
Mettler-Toledo International Inc.(a)	12,599	14,716,892
PPD Inc.(a)	57,345	1,844,215
PRA Health Sciences Inc.(a)	34,002	4,190,406
Repligen Corp.(a)	26,650	5,330,000
Syneos Health Inc.(a)	40,412	3,004,632
Thermo Fisher Scientific Inc.(b)	209,858	106,964,623

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	32,876	$8,701,291
		252,952,038
Pharmaceuticals — 26.7%
Bristol-Myers Squibb Co.	1,196,531	73,502,899
Catalent Inc.(a)	87,017	10,011,306
Elanco Animal Health Inc.(a)	250,129	7,261,245
Eli Lilly & Co.	420,401	87,430,796
Horizon Therapeutics PLC(a)	116,865	8,470,375
Jazz Pharmaceuticals PLC(a)	29,518	4,590,049
Johnson & Johnson	1,393,923	227,390,659
Merck & Co. Inc.	1,339,645	103,246,440
Nektar Therapeutics(a)(b)	94,576	1,863,147
Perrigo Co. PLC	72,154	3,080,976
Pfizer Inc.	2,943,153	105,659,193
Royalty Pharma PLC, Class A	45,213	2,125,463
Viatris Inc.(a)	639,012	10,856,814
Zoetis Inc.	251,653	38,817,475
		684,306,837
Total Common Stocks — 99.7%
(Cost: $2,099,182,406)		2,554,326,271
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	16,094,812	$16,104,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,787,000	3,787,000
		19,891,469
Total Short-Term Investments — 0.8%
(Cost: $19,877,574)		19,891,469

Total Investments in Securities — 100.5%
(Cost: $2,119,059,980)		2,574,217,740

Other Assets, Less Liabilities — (0.5)%		(12,687,215)

Net Assets — 100.0%		$2,561,530,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,991,917	$—		$(54,873,428	)(a)	$50,413	$(64,433)	$16,104,469	16,094,812	$109,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,207,000	580,000	(a)	—		—	—	3,787,000	3,787,000	3,661		—
						$50,413	$(64,433)	$19,891,469		$113,535		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAV Healthcare	60	03/19/21	$6,963	$56,078

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,554,326,271	$—	$—	$2,554,326,271
Money Market Funds	19,891,469	—	—	19,891,469
	$2,574,217,740	$—	$—	$2,574,217,740
Derivative financial instruments(a)
Assets
Futures Contracts	$56,078	$—	$—	$56,078

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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